RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
The Company’s significant transactions during the nine months ended September 30, 2018 with related parties are summarized below.
Cost Sharing and General Service Agreements
In light of the IPO, Holdings and AXA entered into a Transitional Services Agreement, dated as of May 4, 2018 (the “TSA”), regarding the continued provision of services between the Company and AXA and its subsidiaries on a transitional basis. The TSA replaced existing cost-sharing and general service agreements with various AXA subsidiaries and governs the following types of services:

•
services AXA or its subsidiaries (other than the Company) receive pursuant to a contract with a third-party service provider, which AXA or its subsidiaries then provide to the Company on a pass-through basis;

•	services the Company receives pursuant to a contract with a third-party service provider, which the Company then provides to AXA or its subsidiaries (excluding the Company) on a pass-through basis;

•	certain services the Company receives directly from AXA or its subsidiaries (excluding the Company); and

•	certain services the Company provides directly to AXA or its subsidiaries (excluding the Company).
The fees for each service vary and may be based on costs, usage, previously established rates or other factors. Generally, all services other than specified long-term services will be provided until the third anniversary of the date of a change in control of Holdings, unless the service recipient elects to terminate the service earlier upon 180 days written notice. The specified long-term services will be provided until specific end dates listed in the TSA.
Trademark License Agreement
On May 4, 2018, AXA and Holdings entered into a Trademark License Agreement (the “TLA”) that replaced the existing sub-licensing agreement between AXA Financial and AXA (the “Former TLA”). Under the TLA, AXA grants the Company a limited license to use certain trademarks (the “Licensed Marks”), including the name “AXA” and domain names, in the United States and Canada (the “Territory”). Under the TLA, the Company is obligated to pay AXA consideration for the grant of the license based on the same formula that applied under the Former TLA which takes into account the Company’s revenue (excluding certain items) and a notoriety index for the Licensed Marks in the Territory.
AXA may terminate the TLA upon a change in control of Holdings. After the termination of the TLA, the Company will be able to continue to use the Licensed Marks for a transition period but the Company will be required to use reasonable best efforts to transition to other trademarks.
Tax Sharing Agreement
Holdings entered into a tax sharing agreement with AXA and AXA Investment Managers S.A. (“AXA IM SA”) on March 28, 2018 related to the sale of AXA-IM Holding U.S. Inc. and AXA America Corporate Solutions (“AXA CS”), described below. The agreement generally allocates responsibility for the taxes of AXA-IM Holding U.S. Inc. and AXA CS to the seller of the applicable entity for taxable periods predating the sale and to the buyer of such entity for taxable periods postdating the sale, except that any taxes arising in connection with the sale transactions as a result of an adjustment by a taxing authority will instead be borne 90% by the seller and 10% by the buyer (or, if that taxes are attributable to any action or inaction of the seller or the buyer, 100% by the responsible party).
Disposition of AXA CS
Holdings formerly held 78.99% of the shares of AXA CS, which holds certain AXA U.S. P&C business. AXA CS and its subsidiaries have been excluded from the historical Consolidated Financial Statements since they were operated independently from the other Holdings subsidiaries.
In March 2018, Holdings sold its AXA CS shares to AXA for $630 million. In anticipation of this sale, in the fourth quarter of 2017, AXA made a short-term loan of $622 million to Holdings with interest calculated at 3-month LIBOR plus 0.439% margin. Holdings’ repayment obligation to AXA in respect of this loan was set off against the purchase price for the AXA CS shares, and AXA paid Holdings the $8 million balance in cash. The net result of the sale was a decrease in Loans from affiliates of $622 million, an increase in cash of $8 million, and an increase in capital in excess of par of $630 million.
Settlement of Borrowings
In September 2007, AXA issued a $700 million 5.4% Senior Unsecured Note to AXA Equitable. In January 2018, AXA pre-paid $50 million of the $700 million note. In April 2018, AXA pre-paid the remainder of this note.
In December 2008, AXA received a $500 million term loan from AXA Financial. In December 2014, AXA repaid $300 million of this loan. In January 2018, AXA pre-paid an additional $150 million of the loan. In April 2018, AXA pre-paid the remainder of this loan.
In March 2010, AXA Financial issued subordinated notes to AXA Life Japan in the amount of $770 million. The notes were repaid on April 20, 2018.
In 2013, Holdings received a $242 million loan and a $145 million loan from Coliseum Re. The loans each had an interest rate of 4.75% and a maturity date in December 2028. The loans were repaid on April 20, 2018.
In October 2012, AXA Financial issued a note denominated in Euros in the amount of €300 million or $391 million to AXA Belgium S.A. (“AXA Belgium”). This note had an interest rate of Europe Interbank Offered Rate (“EURIBOR”) plus 1.15% and a maturity date of October 23, 2017. Concurrently, AXA Financial entered into a swap with AXA covering the exchange rate on both the interest and principal payments related to this note. Both the loan and the swap were repaid on March 29, 2018.
In December 2014, AXA Financial received a $2,727 million, 3-month LIBOR plus 1.06% margin term loan from AXA. AXA Financial repaid $520 million of this loan in June 2015 and repaid an additional $1,200 million of this loan in 2016. On April 20, 2018, the remainder of this loan was repaid.
In 2015, Holdings received a $366 million 3-month LIBOR plus 1.44% loan from AXA. This loan was repaid on April 20, 2018.
In December 2013, Colisée Re issued a $145 million 4.75% Senior Unsecured Note to Holdings. This loan was repaid on March 26, 2018.
In 2017, Holdings received a $100 million and $10 million loan from AXA CS. The loans had interest rates of 1.86% and 1.76%, respectively, and were repaid on their maturity date of February 5, 2018.
Disposition of Real Estate Joint Ventures
In March 2018, AXA Equitable Life sold its interest in two consolidated real estate joint ventures to AXA France for a total purchase price of approximately $143 million.
Acquisition of Noncontrolling Interest of AXA Financial
In March 2018, AXA contributed the 0.5% noncontrolling interest in AXA Financial to Holdings, resulting in AXA Financial becoming a wholly-owned subsidiary of Holdings. The contribution is reflected as a $66 million capital contribution.
Acquisition of Additional AB Units
On April 23, 2018, Holdings purchased: (i) 100% of the shares of AXA-IM Holding U.S. Inc., which owns 41,934,582 AB Units, for a purchase price of $1,113 million and (ii) 8,160,000 AB Units held by Coliseum Re for $217 million. As a result of these two transactions, Holdings ownership of AB increased to approximately 65%, Noncontrolling interest decreased by $29 million, Capital in excess of par increased by $17 million and taxes payable increased by$174 million.
Acquisition of 30.3% of AXA Venture Partners SAS
On May 7, 2018, Holdings made a capital contribution of approximately $2.6 million to AXA Venture Partners SAS in exchange for approximately 30.3% of the shares of AXA Venture Partners SAS and certain rights and protections as a shareholder of the company, including the right to appoint two members of the management committee as well as consent rights over significant transactions.
Revolving Credit Facility with AXA
On April 25, 2018, AXA Equitable Life (as successor to AXA RE Arizona) canceled its $1.5 billion revolving credit facility with AXA.
AXA Guarantees
As of May 14, 2018, AXA no longer guaranteed any of the Company’s borrowing other than amounts borrowed under the $2 billion AXA and AXA Financial commercial paper program. As of June 12, 2018, there are no longer any amounts outstanding under the commercial paper program and AXA no longer provides any related guarantees.
Insurance Coverage Provided by XL Catlin
Prior to AXA Group’s acquisition of XL Catlin on September 12, 2018, the Company had various property and casualty insurance coverages provided by XL Catlin that will be terminated by December 31, 2018. In addition, the Company ceded disability income business to XL Catlin. As of September 30, 2018, the reserves ceded were $92 million.

11)	RELATED PARTY TRANSACTIONS

In the normal course of business, the Company enters into various transactions with affiliated companies. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions.

	At December 31,
	2017	2016
	(in millions)
Loans to Affiliates:
Loans to AXA
2007 Senior Unsecured Note, 5.7%, due 2020	$700	$700
2008 Senior Unsecured Note, 5.4%, due 2020	200	201
Unsecured Loan to AXA IM Holding US, 3 month LIBOR +1.5%, due 2025	185	185
Unsecured Loan to Colisée Re. 4.75%, due 2028	145	145
Unsecured Loan to AXA Technology Services SAS, 2.0%, due 2017	—	10
Unsecured Loan to AXA Technology Services Mexico SA, 2.0%, due 2017	—	2
Unsecured Loan to PT AXA Technology Services Asia Indonesia, 6.0%, due 2028	—	3

Total Loans to Affiliates	$1,230	$1,246

Loans to Affiliates. In September 2007, AXA received a $650 million 5.4% Senior Unsecured Note from AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of the note was extended to December 30, 2020 and the interest rate was increased to 5.7%. In third quarter 2013, AXA Equitable purchased AXA RE Arizona Company’s (“AXA Arizona”) $50 million note receivable from AXA. AXA Arizona is a wholly-owned subsidiary of AXA Financial. This note pays interest semi-annually at an interest rate of 5.4% and matures on December 15, 2020.

In December 2008, AXA received a $500 million term loan from AXA Financial. In December 2014, AXA repaid $300 million on this term loan to AXA Financial plus accrued interest. This term loan has an interest rate of 5.4% payable semi-annually with a maturity date of December 15, 2020. As of December 31, 2017 there was an outstanding balance of $200 million on this term loan.

In December 2015, AXA IM Holding US received a $185 million 3 month LIBOR plus 1.5% unsecured loan from AXA Financial. The loan pays interest quarterly and is scheduled to mature on December 10, 2025.

In December 2013, Colisée Re received a $145 million 4.75% loan from Holdings. The loan is scheduled to mature on December 19, 2028.

In September 2016, AXA Technology Services SAS received a $12 million 2.0% unsecured loan from AXA Tech. $2 million of this loan was repaid in December 2016, $5 million was repaid in January 2017 and the remainder of the loan was repaid on March 27, 2017.

In June 2016, AXA Technology Services Mexico SA received a $2 million 2.0% unsecured loan from AXA Tech. The loan was repaid on January 3, 2017.

In October 2016, PT AXA Technology Services Asia Indonesia received a $3 million 6.0% unsecured loan from AXA Tech. The loan is scheduled to mature on October 3, 2022. On December 31, 2017, this unsecured loan to PT AXA Technology Services Asia Indonesia was transferred from AXA Tech to AXA US Holdings, Inc.

	At December 31,
	2017	2016
	(in millions)
Loans from Affiliates:
AXA S.A. term loan, 3 month LIBOR +1.06%, due 2024	$1,007	$1,007
AXA Japan Subordinated Notes, floating rate of LIBOR +1.20%, due 2020	770	770
AXA Belgium €300 million EURIBOR +0.06%, due 2018	391	391
AXA S.A. loan, LIBOR + 1.44%, due 2022	366	366
Coliseum Reinsurance Company, 4.75%, due 2028	387	387
AXA America Corporate Solutions, Inc., 1.85%, due 2018	110	56
Foreign Exchange impact of AXA Belgium loan	(31)	(73)
AXA S.A. loan, LIBOR + 0.439%, due 2018	622	—

Total Loans From Affiliates	$3,622	$2,904

Loans from Affiliates. In December 2014, AXA Financial issued a $2,727 million, 3 month LIBOR plus 1.06% margin term loan to AXA. The loan has a maturity date of December 18, 2024. In June 2015, AXA Financial repaid $520 million and during 2016 repaid an additional $1,200 million of this loan. The outstanding balance on this loan at December 31, 2017 and 2016 is $1,007 million and $1,007 million, respectively. The interest cost related to this loan totaled approximately $23 million, $23 million, and $33 million in 2017, 2016, and 2015, respectively.

In March 2010, AXA Financial issued Subordinated Notes to AXA Life Insurance Company Ltd., in the amount of $770 million. The Subordinated Notes have a maturity date of March 30, 2020 and a floating interest rate of LIBOR plus 1.20%, which resets semiannually on March 30 and September 30. The 2017, 2016 and 2015 interest cost related to the Subordinated Notes totaled approximately $19 million, $16 million and $12 million, respectively.

In October 2012, AXA Financial issued a note denominated in Euros in the amount of €300 million or $391 million to AXA Belgium S.A. (“AXA Belgium”). This note had an interest rate of Europe Interbank Offered Rate (“EURIBOR”) plus 1.15% and a maturity date of October 23, 2017. Concurrently, AXA Financial entered into a swap with AXA, covering the exchange rate on both the interest and principal payments related to this note. The interest rate on the swap was 6-month LIBOR plus 1.475%. In October 2017, the note was extended to March 30, 2018. The extended note has a floating interest rate of 1-month EURIBOR plus 0.06% with a minimum rate of 0%. Concurrently, AXA Financial entered into a swap with AXA covering the exchange rate on both the interest and principal payments related to the extended note until March 30, 2018. The 2017, 2016, and 2015 interest cost related to this loan totaled approximately $12 million, $9 million, and $7 million, respectively.

The following loans were repaid in 2016:

•	In December 2015, AXA Financial received a $300 million, 1-month LIBOR plus 0.58% unsecured loan from AXA. The loan was repaid on June 30, 2016.

•

In January 2016, AXA Financial pre-paid a $177 million term loan from AXA Insurance UK PLC and a $72 million term loan from AXA France IARD S.A. Both were previously reported in Loans from affiliates on the consolidated balance sheets. As a result of this pre-payment, AXA Financial incurred a prepayment penalty of $43 million.

•	In January 2016, AXA Tech repaid a $4 million 12-month LIBOR plus 1.42% loan from AXA Technology Services SAS.

In 2015, AXA America Holdings, Inc. received a $366 million, 3-month LIBOR plus 1.44% loan from AXA. The loan has a maturity date of October 8, 2022. The 2017, 2016, and 2015 interest cost related to this loan totaled approximately $9 million, $8 million, and $2 million, respectively.

In 2013, Holdings received $242 million and $145 million loans from Coliseum Reinsurance Company. The loans have maturity dates in December 2028. The balance at December 31, 2017 and 2016 was $387 million. The 2017, 2016 and 2015 interest cost related to these loans totaled approximately $18 million each year.

In 2017, Holdings repaid a $56 million 1.39% loan from AXA America Corporate Solutions, Inc. (“AXA CS”) originally made in 2015. The 2017, 2016, and 2015 interest cost related to the loan was approximately $2 million, $1 million, and $1 million, respectively. In 2017, Holdings received a $100 million loan and a $10 million loan from AXA CS. The loans have interest rates of 1.86% and 1.76%, respectively, and mature on February 5, 2018.

In December 2017, Holdings received a $622 million, 3-month LIBOR plus 0.439% margin term loan from AXA. The loan has a maturity date of June 8, 2018.

Credit Facilities. In November 2016, AXA Arizona entered into a revolving facility agreement with AXA. The credit agreement provides for an unsecured revolving credit facility totaling $1,500 million with a 3 year maturity. At December 31, 2017, no borrowings were outstanding under this facility.

Cost sharing and service agreements. The Company participates in certain cost sharing and service agreements with AXA and other nonconsolidated affiliates (collectively, “AXA Affiliates”). The costs related to the cost sharing and service agreements are allocated based on methods that management believes are reasonable, including a review of the nature of such costs and the activities performed to support each company.

In addition to the above, AXA allocates a portion of its corporate overhead expenses to the Company. Expenses associated with overhead costs were $35 million, $26 million and $24 million, in 2017, 2016 and 2015, respectively.

Investment management and service expenses. AXA Investment Managers Inc. (“AXA IM”) and AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) provide sub-advisory services with respect to certain portfolios of EQAT, VIP Trust and the Other AXA Trusts. Also, AXA IM and AXA Real Estate Investment Managers (“AXA REIM”) manage certain General Account investments and AXA Strategic Ventures Corporation provides investment management services to AXA Strategic Ventures US, LLC. Fees paid to these affiliates are based on investment advisory service agreements with each affiliate.

Guarantees and Credit Facility. The Company pays fees to AXA for its guarantee of our borrowing under certain third-party credit facilities, AXA Financial’s Commercial Paper Program and AXA Financial’s loan from AXA Belgium. The Company also pays fees for AXA’s credit facility with AXA Arizona RE.

Investment management and service fees. AXA Equitable FMG provides investment management and administrative services to EQAT, VIP Trust, 1290 Funds and the Other AXA Trusts, all of which are considered related parties. Investment management and service fees earned are calculated as a percentage of assets under management and are recorded as revenue as the related services are performed.

The table below summarizes the expenses reimbursed to/from the Company and the fees received/paid by the Company in connection with agreements with AXA Affiliates described above for 2017, 2016 and 2015.

	Years ended December 31,
	2017	2016	2015
	(in millions)
Expenses paid or accrued for
General services provided by AXA Affiliates	$141	$118	$96
Investment management services provided by AXA IM, AXA REIM, and AXA Rosenberg	5	15	2
Investment management services provided by AXA Strategic Ventures Corporation (“ASV Corp”)	2	2	—
Guarantees and credit facility	9	12	12

Total	$157	$147	$110

Revenue received or accrued for
Investment management and administrative services provided to EQAT, VIP Trust, 1290 Funds and Other AXA Trusts	$720	$674	$707
General services provided to AXA Affiliates	27	29	25

Total	$747	$703	$732

Insurance related transactions.

Reinsurance Assumed

AXA Global Life retrocedes a quota share portion of certain life and health risks of various AXA affiliates to AXA Equitable Life and MLOA on a one-year term basis. Also, AXA Life Insurance Company Ltd. cedes a portion of its variable deferred annuity business to AXA Equitable Life.

Premiums earned in 2017, 2016 and 2015 were $8 million, $9 million and $8 million, respectively. Claims and expenses paid in 2017, 2016 and 2015 were $2 million, $2 million, and $2 million, respectively.

Reinsurance Ceded

AXA Equitable Life has entered into a stop loss reinsurance agreement with AXA Global Life to protect AXA Equitable Life with respect to a deterioration in its claim experience following the occurrence of an extreme mortality event.

AXA Equitable Life has accepted certain retrocession policies through reinsurance agreements with various reinsurers. AXA Equitable Life retrocedes to AXA Global Life the excess of its first retention layer.

Certain of our subsidiaries have entered into a Life Catastrophe Excess of Loss Reinsurance Agreement with a number of subscribing reinsurers, including AXA Global Life. AXA Global Life participates in 5% of the pool, pro-rata, across the upper and lower layers.

Premiums and expenses paid for the above agreements in 2017, 2016 and 2015 were $4 million, $4 million, and $4 million, respectively.

Investment management and service fees. Investment management and service fees includes revenues for services provided by AB to mutual funds sponsored by AB. These revenues earned by AB from providing these services were as follows:

	Years ended December 31,
	2017	2016	2015
	(in millions)
Investment management and services fees	$1,148	$999	$1,056
Distribution revenues	398	372	415
Other revenues - shareholder servicing fees	73	76	85
Other revenues - other	7	6	5

Total	$1,626	$1,453	$1,561

Other Transactions. In 2016, AXA Equitable Life and Saum Sing LLC (“Saum Sing”), an affiliate, formed Broad Vista Partners LLC (“Broad Vista”), of which AXA Equitable Life owns 70% and Saum Sing owns 30%. On June 30, 2016, Broad Vista entered into a real estate joint venture with a third party and AXA Equitable Life invested approximately $25 million, reported in Other equity investments in the consolidated balance sheets.

In 2016, AXA Financial invested in ASV Capital B FPCI, a French Professional Private Equity Fund managed by AXA Strategic Ventures SAS. As of December 31, 2017 and 2016, the fair value of the investment in the fund was $7 million and $5 million, respectively.

AXA RE Arizona currently benefits from a $1.5 billion revolving credit facility with AXA that is scheduled to terminate in November 2019. For the years ended December 31, 2017, 2016 and 2015, fees associated with this facility were $1 million, $5 million, and $5 million, respectively.

Pursuant to a sub-licensing agreement with AXA, we may use the “AXA” trademarks as an umbrella brand, as part of the name of our companies or investment funds managed by us and other specified purposes. For the years ended December 31, 2017, 2016 and 2015, fees associated with this agreement totaled $3 million, $2 million and $1 million, respectively.

In September 2017, AXA Equitable FMG made a 30 million euro capital commitment to ASV Diversified, a French Special Limited Partnership investing in venture funds specialized in both early stage and growth startups with new technologies and business models relevant to AXA’s business. This fund is managed by AXA Strategic Ventures SAS. As of December 31, 2017, 0.5 million euro in capital had been called.

In December 2017, AXA Tech paid approximately $18 million to AXA US Holdings Inc., a U.S. subsidiary of AXA, which is not a subsidiary of Holdings, in exchange for AXA US Holdings Inc. assuming certain liabilities pertaining to its servicing of AXA companies within the United States not included in the scope of this offering and in Latin America valued at approximately $18 million, including costs and expenses associated with providing infrastructure services to AXA and its subsidiaries.

In the third and fourth quarters of 2017, AEH purchased 2.3 million AB Holdings Units from the former CEO of AB for $55 million in cash, pursuant to a Unit Purchase Agreement, thereby increasing the Company’s economic ownership interest in AB by approximately 0.85%.